Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Senior unsecured notes (a)	$1,185,805	$1,139,695
Less: Unamortized transaction costs - revolving credit facilities (b)	(5,531)	(4,020)
	$1,180,274	$1,135,675

Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, January 1, 2020	$991,558
Addition to Principal, net of $8,176 transaction costs	591,824
Principal repayments	(400,000)
Change in fair value of embedded derivative (prepayment option)	(47,169)
Write-down of unamortized transaction costs	2,315
Accretion of transaction costs and premiums	1,167
Balance, December 31, 2020	$1,139,695
Addition to Principal, net of $8,078 transaction costs	591,922
Principal repayments	(600,000)
Write-down of fair value of embedded derivative (prepayment option)	49,754
Write-down of unamortized transaction costs	2,480
Accretion of transaction costs and premiums	1,954
Balance, December 31, 2021	$1,185,805

Unamortized transaction costs - revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about unamortized transaction costs revolving credit facilities [Table Text Block]
Balance, January 1, 2020	$6,303
Accretion of transaction costs	(3,062)
Write-down of unamortized transaction costs	(1,502)
Transaction costs	2,281
Balance, December 31, 2020	$4,020
Accretion of transaction costs	(2,816)
Transaction costs	4,327
Balance, December 31, 2021 [1]	$5,531